Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing performance of works [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 2,762,392	$ 3,288,581
Financing performance of works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,046,436	1,251,543
Financing performance of works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,339,040	1,610,152
Financing performance of works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	376,916	426,886
Infrastructure and service works [member]
Commitments and contingencies [line items]
Estimated value of contracts	374,157,407	621,731,744
Infrastructure and service works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	39,162,033	104,584,602
Infrastructure and service works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	274,421,535	325,674,623
Infrastructure and service works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	23,055,268	43,984,437
Infrastructure and service works [member] | More than 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 37,518,571	$ 147,488,082